Pension and OPEB Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Schedule of Pension and OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Components of net pension costs:
Service cost	$6	$7	$18	$23
Interest cost (a)	30	23	91	68
Expected return on assets (a)	(33)	(26)	(97)	(79)
Amortization of net loss (a)	1	8	2	24

Net pension costs	4	12	14	36
Net adjustments (b)	—	(1)	6	(3)

Net pension costs recognized as operation and maintenance expense or other deductions	$4	$11	$20	$33

Components of net OPEB costs:
Service cost	$1	$1	$3	$3
Interest cost (a)	8	6	24	18
Expected return on assets (a)	(2)	(2)	(6)	(6)
Amortization of net loss (a)	(8)	—	(24)	—

Net OPEB costs	(1)	5	(3)	15
Net adjustments (b)	3	3	17	8

Net OPEB costs recognized as operation and maintenance expense or other deductions	$2	$8	$14	$23

(a)	The components of net costs other than service cost component are recorded in “Other (income) and deductions – net” in Condensed Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, plant and equipment, regulatory assets or regulatory liabilities.

Schedule Of Detailed Pension And OPEB Benefit Information

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	2.75%	2.40%	3.13%	2.91%	2.58%	3.29%
Expected return on plan assets	4.70%	4.35%	4.94%	5.61%	5.24%	5.90%
Rate of compensation increase	4.98%	4.80%	4.64%	—	—	—
Components of Net Pension and OPEB Costs:
Service cost	$31	$33	$29	$4	$5	$6
Interest cost (a)	90	84	103	25	26	32
Expected return on assets (a)	(104)	(99)	(109)	(8)	(7)	(8)
Amortization of prior service credit (a)	—	—	—	—	(17)	(20)
Amortization of net loss (gain) (a)	32	52	48	(1)	18	10
Curtailment credit (a)	—	—	—	—	—	(1)

Net pension and OPEB costs	49	70	71	20	25	19
Net adjustments (b)	(6)	(25)	(24)	11	6	11

Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$43	$45	$47	$31	$31	$30

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment	$—	$—	$—	$—	$—	$2
Net loss (gain)	50	(164)	61	(157)	(142)	14
Amortization of net gain (loss)	(32)	(52)	(48)	1	(18)	(10)
Amortization of prior service credit	—	—	—	—	17	20

Total recognized as regulatory assets or other comprehensive income	18	(216)	13	(156)	(143)	26

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$61	$(171)	$60	$(125)	$(112)	$56

(a)	The components of net costs other than service cost component are recorded in “Other deductions and (income) – net” in Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, regulatory asset or regulatory liability.

Schedule Of Assumptions Used And Net Periodic Benefit Cost Not Yet Recognized And Amounts Recognized In Other Comprehensive Income (Loss)

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.94%	2.75%	2.40%	5.19%	2.91%	2.58%
Rate of compensation increase	5.34%	4.98%	4.80%	—	—	—

Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan Assets And Net Funded Status

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,358	$3,596	$3,400	$861	$1,013	$999
Service cost	31	33	29	4	5	6
Interest cost	90	84	103	25	26	32
Participant contributions	—	—	—	19	19	18
Actuarial loss (gain)	(662)	(95)	302	(190)	(136)	20
Benefits paid	(169)	(171)	(165)	(55)	(66)	(63)
Curtailment	—	—	—	—	—	1
Settlements	(81)	(89)	(73)	—	—	—

Projected benefit obligation at end of year	$2,567	$3,358	$3,596	$664	$861	$1,013

Accumulated benefit obligation at end of year	$2,452	$3,199	$3,433	$—	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$2,669	$2,740	$2,494	$146	$145	$141
Actual return (loss) on assets	(608)	168	350	(25)	13	14
Employer contributions	6	21	134	35	35	35
Participant contributions	—	—	—	19	19	18
Benefits paid	(169)	(171)	(165)	(55)	(66)	(63)
Settlements	(81)	(89)	(73)	—	—	—

Fair value of assets at end of year	$1,817	$2,669	$2,740	$120	$146	$145

Funded Status:
Projected benefit obligation at end of year	$(2,567)	$(3,358)	$(3,596)	$(664)	$(861)	$(1,013)
Fair value of assets at end of year	1,817	2,669	2,740	120	146	145

Funded status at end of year	$(750)	$(689)	$(856)	$(544)	$(715)	$(868)

Schedule Of Amounts Recognized In Balance Sheet

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2022	2021	2022	2021
Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(5)	$(5)	$(16)	$(12)
Other noncurrent liabilities	(764)	(705)	(528)	(703)

Net liabilities recognized	$(769)	$(710)	$(544)	$(715)

Assets:
Other noncurrent assets	$19	$21	$—	$—
Net regulatory assets recognized	337	355	(180)	(27)

Net assets recognized	$356	$376	$(180)	$(27)

Accumulated other comprehensive net loss	$129	$93	$—	$3

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value
The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2022	2021
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
Projected benefit obligations	$2,567	$3,358
Accumulated benefit obligations	$2,452	$3,199
Plan assets	$1,817	$2,669

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2022, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $140 million, $139 million and $159 million, respectively. As of December 31, 2021, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $187 million, $185 million and $208 million, respectively.

The following table provides information regarding OPEB Plans with accumulated projected benefit obligations (APBO) in excess of the fair value of plan assets.

	At December 31,
	2022	2021
OPEB Plans with APBO in Excess of Plan Assets
Accumulated postretirement benefit obligations	$664	$861
Plan assets	$120	$146

Schedule Of Target Asset Allocation Ranges By Asset Category
The target asset allocation ranges of the pension plans’ investments by asset category are as follows:

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable
International equities	8% – 16%	5% – 11%
U.S. equities	17% – 25%	11% – 17%
Real estate	7% – 11%	3% – 7%
Credit strategies	3% – 7%	3% – 7%
Fixed income	48% – 58%	65% – 75%

Schedule Of Health Care Cost Trend Rates
The following table provides information regarding the assumed health care cost trend rates.

	Years Ended December 31,
	2022	2021	2020
Assumed Health Care Cost Trend Rates - Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.40%	6.70%	6.90%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2032	2029	2029
Assumed Health Care Cost Trend Rates - Medicare Eligible:
Health care cost trend rate assumed for next year	8.30%	7.50%	7.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2032	2031	2030

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.83%	401(h) accounts	7.37%
U.S. equity securities	7.40%	Life insurance VEBA	6.95%
Real estate	4.80%	Union VEBA	6.95%
Credit strategies	7.00%	Non-union VEBA	3.30%
Fixed income securities	5.17%	Shared retiree VEBA	3.30%

Weighted average (a)	6.05%	Weighted average	6.94%

(a)	The 2023 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 5.83%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 6.47%.

Schedule Of Estimated Future Benefit Payments

	2023	2024	2025	2026	2027	2028-32
Pension plans	$176	$180	$184	$186	$186	$925
OPEB Plans	$45	$47	$48	$48	$49	$242

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$20	$—	$20
Equity securities:
U.S.	35	3	—	38
International	67	—	—	67
Fixed income securities:
Corporate bonds (a)	—	543	—	543
U.S. Treasuries	—	41	—	41
Other (b)	—	41	—	41

Total assets in the fair value hierarchy	$102	$648	$—	750

Total assets measured at NAV (c)				1,067

Total fair value of plan assets				$1,817

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$9	$—	$9
Equity securities:
U.S.	65	1	—	66
International	138	1	—	139
Fixed income securities:
Corporate bonds (a)	—	879	—	879
U.S. Treasuries	—	55	—	55
Other (b)	—	50	—	50

Total assets in the fair value hierarchy	$203	$995	$—	1,198

Total assets measured at NAV (c)				1,471

Total fair value of plan assets				$2,669

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	13	—	—	13
International	11	—	—	11
Fixed income securities:
Corporate bonds (a)	—	28	—	28
U.S. Treasuries	—	2	—	2
Other (b)	15	2	—	17

Total assets in the fair value hierarchy	$48	$32	$—	80

Total assets measured at NAV (c)				40

Total fair value of plan assets				$120

	At December 31, 2021
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	16	—	—	16
International	17	—	—	17
Fixed income securities:
Corporate bonds (a)	—	37	—	37
U.S. Treasuries	—	2	—	2
Other (b)	16	2	—	18

Total assets in the fair value hierarchy	$58	$41	$—	99

Total assets measured at NAV (c)				47

Total fair value of plan assets				$146

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.